Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Tax Status [Line Items]
Federal Income Tax Status	FEDERAL INCOME TAX STATUS
The Plan was amended on January 1, 2022, to adopt a prototype non-standardized Plan document sponsored by T. Rowe Price, who received an opinion letter from the IRS dated August 2020, which states that the prototype plan is qualified under the appropriate sections of the IRC. The Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, the Plan Administrator believes the Plan continues to be qualified.
The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or asset or disclosure in the financial statements as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.